Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of detailed information about property, plant and equipment

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE		NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
December 31, 2018			64,248	6,071	1,764	72,083
Adoption of IFRS 16	2,	35	800	1,457	—	2,257
January 1, 2019			65,048	7,528	1,764	74,340
Additions			2,510	569	1,705	4,784
Acquired through business combinations			3	38	—	41
Transfers			1,132	(9)	(1,782)	(659)
Retirements and disposals			(1,085)	(43)	—	(1,128)
Impairment losses recognized in earnings	7		(11)	(4)	—	(15)
December 31, 2019			67,597	8,079	1,687	77,363
ACCUMULATED DEPRECIATION
January 1, 2019			43,834	3,405	—	47,239
Depreciation			3,030	466	—	3,496
Retirements and disposals			(1,003)	(27)	—	(1,030)
Other			53	(31)	—	22
December 31, 2019			45,914	3,813	—	49,727
NET CARRYING AMOUNT
January 1, 2019			21,214	4,123	1,764	27,101
December 31, 2019			21,683	4,266	1,687	27,636

(1)	Includes right-of-use assets. See Note 15, Leases, for additional details.

FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	ASSETS UNDER CONSTRUCTION	TOTAL(1)
COST
January 1, 2018		61,484	5,961	1,774	69,219
Additions		2,699	72	1,437	4,208
Acquired through business combinations		144	49	—	193
Transfers		898	43	(1,447)	(506)
Retirements and disposals		(969)	(54)	—	(1,023)
Impairment losses recognized in earnings	7	(8)	—	—	(8)
December 31, 2018		64,248	6,071	1,764	72,083
ACCUMULATED DEPRECIATION
January 1, 2018		41,949	3,241	—	45,190
Depreciation		2,923	222	—	3,145
Retirements and disposals		(931)	(52)	—	(983)
Other		(107)	(6)	—	(113)
December 31, 2018		43,834	3,405	—	47,239
NET CARRYING AMOUNT
January 1, 2018		19,535	2,720	1,774	24,029
December 31, 2018		20,414	2,666	1,764	24,844

(1)	Includes assets under finance lease. See Note 15, Leases, for additional details

Disclosure of detailed information about intangible assets

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2019		9,525	2,014	704	500	12,743	2,409	3,587	2,111	8,107	20,850
Additions		389	—	1,004	4	1,397	—	—	—	—	1,397
Acquired through business combinations		—	6	—	—	6	—	—	—	—	6
Transfers		660	—	—	—	660	—	—	—	—	660
Retirements and disposals		(52)	(3)	—	(14)	(69)	—	—	—	—	(69)
Impairment losses recognized in earnings	7	—	—	—	(1)	(1)	—	(1)	(85)	(86)	(87)
Amortization included in operating costs		—	—	(992)	—	(992)	—	—	—	—	(992)
December 31, 2019		10,522	2,017	716	489	13,744	2,409	3,586	2,026	8,021	21,765
ACCUMULATED AMORTIZATION
January 1, 2019		6,720	727	—	198	7,645	—	—	—	—	7,645
Amortization		745	112	—	45	902	—	—	—	—	902
Retirements and disposals		(51)	—	—	(14)	(65)	—	—	—	—	(65)
Other		(69)	—	—	—	(69)	—	—	—	—	(69)
December 31, 2019		7,345	839	—	229	8,413	—	—	—	—	8,413
NET CARRYING AMOUNT
January 1, 2019		2,805	1,287	704	302	5,098	2,409	3,587	2,111	8,107	13,205
December 31, 2019		3,177	1,178	716	260	5,331	2,409	3,586	2,026	8,021	13,352

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2018		8,689	1,950	741	393	11,773	2,443	3,534	2,251	8,228	20,001
Additions		362	13	967	106	1,448	—	56	—	56	1,504
Acquired through business combinations		9	51	—	1	61	1	—	5	6	67
Transfers		506	—	—	4	510	(4)	—	—	(4)	506
Retirements and disposals		(41)	—	—	(4)	(45)	—	(1)	—	(1)	(46)
Impairment losses recognized in earnings	7	—	—	(14)	—	(14)	(31)	(2)	(145)	(178)	(192)
Amortization included in operating costs		—	—	(990)	—	(990)	—	—	—	—	(990)
December 31, 2018		9,525	2,014	704	500	12,743	2,409	3,587	2,111	8,107	20,850
ACCUMULATED AMORTIZATION
January 1, 2018		5,976	612	—	155	6,743	—	—	—	—	6,743
Amortization		707	115	—	47	869	—	—	—	—	869
Retirements and disposals		(39)	—	—	(4)	(43)	—	—	—	—	(43)
Other		76	—	—	—	76	—	—	—	—	76
December 31, 2018		6,720	727	—	198	7,645	—	—	—	—	7,645
NET CARRYING AMOUNT
January 1, 2018		2,713	1,338	741	238	5,030	2,443	3,534	2,251	8,228	13,258
December 31, 2018		2,805	1,287	704	302	5,098	2,409	3,587	2,111	8,107	13,205

Disclosure of adoption of amended accounting standards
As required, effective January 1, 2019, we adopted the following new or amended accounting standards.

STANDARD	DESCRIPTION	IMPACT
IFRS 16 – Leases
Eliminates the distinction between operating and finance leases for lessees, requiring instead that leases be capitalized by recognizing the present value of the lease payments and showing them either as lease assets (right-of-use assets) or together with property, plant and equipment. If lease payments are made over time, an entity recognizes a financial liability representing its obligation to make future lease payments. A depreciation charge for the lease asset is recorded within operating costs and an interest expense on the lease liability is recorded within finance costs.
IFRS 16 does not substantially change lease accounting for lessors.

We adopted IFRS 16 using a modified retrospective approach whereby the financial statements of prior periods presented were not restated and continue to be reported under IAS 17 - Leases, as permitted by the specific transition provisions of IFRS 16. The cumulative effect of the initial adoption of IFRS 16 was reflected as an adjustment to the deficit at January 1, 2019. Further details on the impacts of adopting IFRS 16 on our January 1, 2019 consolidated statement of financial position are provided in Note 35, Adoption of IFRS 16. We are currently assessing the impacts of the IFRIC agenda decision published in December 2019 in regards to determination of the lease term for cancellable or renewable leases under IFRS 16. As permitted by the IASB, implementation of the decision is expected in the first quarter of 2020.

Under IAS 17, leases of property, plant and equipment were recognized as finance leases when we obtained substantially all the risks and rewards of ownership of the underlying assets. All other leases were classified as operating leases. IFRS 16 eliminates the distinction between operating and finance leases for lessees, requiring instead that we recognize a right-of-use asset and a lease liability at lease commencement for all leases, with certain exceptions permitted through elections and practical expedients. Accounting for leases previously classified as finance leases and lessor accounting remains largely unchanged under IFRS 16.

We recognized lease liabilities at January 1, 2019 for leases previously classified as operating leases, measured at the present value of lease payments using our incremental borrowing rate at that date. Property, plant and equipment includes the corresponding right-of-use assets also recognized at January 1, 2019. The right-of-use assets were generally measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as at December 31, 2018. In certain cases, the right-of-use assets were measured as though IFRS 16 had been applied since the lease commencement date. A depreciation charge for right-of-use assets is recorded in Depreciation and an interest expense on lease liabilities is recorded in Finance costs in the income statement.

As permitted by IFRS 16, we elected not to recognize lease liabilities and right-of-use assets for short-term leases and leases of low value assets, which will continue to be expensed on a straight-line basis over the lease term. We have also applied certain practical expedients to facilitate the initial adoption and ongoing application of IFRS 16:

- We generally do not separate non-lease components from related lease components. Each lease component and any associated non-lease components are accounted for as a single lease component
- We apply a single incremental borrowing rate to a portfolio of leases with similar characteristics
- As an alternative to performing an impairment review, we adjusted right-of-use assets for any onerous lease provisions recognized in the balance sheet at December 31, 2018
- We applied the exemption not to recognize right-of-use assets and liabilities for certain leases with a remaining term of 12 months or less as of January 1, 2019
- We used hindsight when determining the lease term when the lease contracts contain options to extend or terminate the lease

STANDARD	DESCRIPTION	IMPACT
IFRIC 23 – Uncertainty over Income Tax Treatments
Provides guidance on the application of IAS 12 - Income Taxes when there is uncertainty over income tax treatments. It specifically addresses whether an entity considers uncertain tax treatments separately or as a group, the examination of tax treatments by taxation authorities, the recognition and measurement of the effect of tax uncertainties and how an entity considers changes in facts and circumstances.
IFRIC 23 did not have a significant impact on our financial statements.

Disclosure of future changes to accounting standards
The following amended standard issued by the IASB has an effective date after December 31, 2019 and has not yet been adopted by BCE.

STANDARD	DESCRIPTION	IMPACT	EFFECTIVE DATE
Amendments to IFRS 3 - Business Combinations
These amendments to the implementation guidance of IFRS 3 clarify the definition of a business to assist entities to determine whether a transaction should be accounted for as a business combination or an asset acquisition.

The amendments to IFRS 3 - Business Combinations may affect whether future acquisitions are accounted for as business combinations or asset acquisitions, along with the resulting allocation of the purchase price between the net identifiable assets acquired and goodwill.
Prospectively for acquisitions occurring on or after January 1, 2020.